Aristotle Portfolio Optimization Moderate Conservative Fund
Schedule of Investments
June 30, 2025 (Unaudited)

AFFILIATED OPEN-END FUNDS - 76.9%	Shares	Value
Affiliated Equity Open-End Funds - 23.9%
Aristotle Core Equity Fund - Class I (a)	1,567,048	$24,007,179
Aristotle Growth Equity Fund - Class I (a)	645,736	10,428,642
Aristotle International Equity Fund - Class I (a)	891,080	11,307,807
		45,743,628

Affiliated Fixed Income Open-End Funds - 53.0%
Aristotle Core Bond Fund - Class I (a)	3,219,113	28,135,047
Aristotle Core Income Fund - Class I (a)	4,355,235	42,158,678
Aristotle Floating Rate Income Fund - Class I (a)	300,222	2,825,093
Aristotle High Yield Bond Fund - Class I (a)	1,527,586	14,221,830
Aristotle Short Duration Income Fund - Class I (a)	1,377,361	14,117,950
		101,458,598
TOTAL AFFILIATED OPEN-END FUNDS (Cost $135,079,112)		147,202,226

EXCHANGE TRADED FUNDS - 23.0%	Shares	Value
Equity Exchange Traded Funds - 18.9%
iShares Core MSCI Emerging Markets ETF	16,039	962,821
iShares Core U.S. REIT ETF	16,418	928,602
iShares MSCI EAFE Value ETF	29,472	1,870,883
iShares Russell 1000 Value ETF	77,552	15,062,925
iShares Russell 2000 Growth ETF	3,352	958,203
iShares Russell 2000 Value ETF	24,249	3,825,522
iShares Russell Mid-Cap Growth ETF	48,940	6,786,999
iShares Russell Mid-Cap Value ETF	29,080	3,842,631
Vanguard FTSE All World ex-US Small-Cap ETF	14,471	1,944,758
		36,183,344

Fixed Income Exchange Traded Funds - 4.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF	62,544	5,792,825
iShares TIPS Bond ETF	17,465	1,921,849
		7,714,674
TOTAL EXCHANGE TRADED FUNDS (Cost $41,165,302)		43,898,018

TOTAL INVESTMENTS - 99.9% (Cost $176,244,414)		191,100,244
Money Market Deposit Account - 0.2% (b)		362,521
Liabilities in Excess of Other Assets - (0.1)%		(114,241)
TOTAL NET ASSETS - 100.0%		$191,348,524
two		–%
Percentages are stated as a percent of net assets.		–%

REIT - Real Estate Investment Trust

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.